BASIS OF PREPARATION AND PRESENTATION	12 Months Ended
Dec. 31, 2025
Disclosure of Basis of Presentation of Financial Statements [Abstract]
BASIS OF PREPARATION AND PRESENTATION	BASIS OF PREPARATION AND PRESENTATION
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) effective as of December 31, 2025. Accounting policies are consistently applied to all years presented, unless otherwise stated.

On May 20, 2025, the Company completed a share consolidation on the basis of one post-consolidation common share for every three pre-consolidation common shares outstanding. All previously reported common share, RSU, DSU, PSU, stock option, and earnings per share amounts have been retrospectively restated in these condensed consolidated interim financial statements to reflect the 3:1 share consolidation, unless otherwise noted.

The consolidated financial statements were authorized for issue by the Board of Directors on March 31, 2026.